Investment Contracts (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Investment Contracts

	As at 31 December 2021 RMB million	As at 31 December 2020 RMB million
Investment contracts with DPF at amortised cost	68,544	64,950
Investment contracts without DPF
- At amortised cost	245,041	223,252
- At fair value through profit or loss	9	10

Total	313,594	288,212

Movements of Investment Contracts with DPF
The table below presents movements of investment contracts with DPF:

	2021	2020
	RMB million	RMB million
As at 1 January	64,950	61,657
Deposits received	4,910	5,000
Deposits withdrawn, payments on death and other benefits	(2,711)	(3,008)
Policy fees deducted from account balances	(41)	(39)
Interest credited	1,436	1,340

As at 31 December	68,544	64,950